Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Parties

5.	Related Parties

The Sponsor pays certain expenses on behalf of, and is reimbursed by, the Trust. For the three months ended June 30, 2025, and 2024 the Trust reimbursed the Sponsor the expenses in the amount of $15,867 and $53,031, respectively. For the six months ended June 30, 2025, and 2024 the Trust reimbursed the Sponsor the expenses in the amount of $16,928 and $54,867, respectively. As of June 30, 2025 and December 31, 2024, $613 and $856 of expenses remain payable to the Sponsor, respectively, which are recorded as due to the Sponsor in the accompanying statements of assets and liabilities.

For the three months ended June 30, 2025, and 2024, the Trust incurred Management Fees of $186,101 and $188,155, respectively. For the six months ended June 30, 2025, and 2024, the Trust incurred Management Fees of $406,400 and $336,396, respectively. As of June 30, 2025 and December 31, 2024, there were unpaid Management Fees of $64,769 and $81,961, respectively, which are recorded as management fee payable in the accompanying statements of assets and liabilities.

For the three months ended June 30, 2025, and 2024 the Trust received Staking Rewards in the amount of 4,119 SOL, and 3,629 SOL, respectively; and distributed 4,206 SOL and 3,539 SOL to the Sponsor, respectively. For the six months ended June 30, 2025, and 2024 the Trust received Staking Rewards in the amount of 8,384 SOL, and 7,227 SOL, respectively; and distributed 8,646 SOL and 6,553 SOL to the Sponsor, respectively. As of June 30, 2025 and December 31, 2024, 1,135 SOL and 1,397 SOL remains payable, respectively, and is valued at $179,037 and $270,612 in the statement of assets and liabilities, respectively.

Certain shareholders are related parties of the Trust. The aggregate number of Shares owned by related parties is 1,005, valued at $4,903, and 1,005, valued at $6,098 at June 30, 2025 and December 31, 2024, respectively.

5.	Related Parties

The Sponsor pays certain expenses on behalf of, and is reimbursed by, the Trust. For the year ended December 31, 2024, and 2023 the Trust reimbursed the Sponsor the expenses in the amount of $86,829 and $79,122 respectively. As of December 31, 2024 and December 31, 2023, $856 and $370 of expenses remain payable to the Sponsor, respectively, which are recorded as due to the Sponsor in the accompanying statements of assets and liabilities.

For the year ended December 31, 2024, and 2023, the Trust incurred Management Fees of $766,095 and $96,532, respectively. As of December 31, 2024 and December 31, 2023, there were unpaid Management Fees of $81,961 and $34,301, respectively, which are recorded as management fee payable in the accompanying statements of assets and liabilities.

Osprey Solana Trust

Notes to the Financial Statements

December 31, 2024 and December 31, 2023

For the year ended December 31, 2024, and 2023 the Trust received Staking Rewards in the amount of 15,018 SOL, and 7,926 SOL, respectively; and distributed 14,334 SOL and 8,023 SOL to the Sponsor, respectively. As of December 31, 2024 and December 31, 2023, 1,397 SOL and 713 SOL remains payable, respectively, and is valued at $270,612 and $74,717 in the statement of assets and liabilities, respectively.

Certain shareholders are related parties of the Trust. The aggregate number of Shares owned by related parties is 1,005, valued at $6,098, and 1,005, valued at $3,391 at December 31, 2024 and December 31, 2023, respectively.